Risk Report - Credit Risk Management - IFRS 9 2.3 Focus Areas - Stress-tested CRE Portfolio Stagewise (Detail :Text values)	12 Months Ended
Dec. 31, 2024 EUR (€)
IFRS 9 Focus Areas Stress Tested Non Recourse CRE Portfolio [Abstract]
The Average LTV In The US Office Loan Segment	0.81
Liquidation scenario implies the stress LTV beyond in percent	1
Credit losses over multiple years assuming stress-tested CRE portfolio	€ 1,200,000,000
Incremental provisions over multiple years assuming stress-tested CRE portfolio	€ 500,000,000
Germany accounts for the total stress-tested CRE portfolio	0.08
Office loans in Germany account of total office loans in the stress-tested CRE portfolio	0.10